Segment information (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Time charter revenues		$ 23,345	$ 11,462	$ 67,799	$ 34,039
Total revenues		23,345	11,462	67,799	34,039
Operating expenses		(7,010)	(3,668)	(19,744)	(11,841)
Construction contract expenses		0	0	(315)	0
Equity in earnings (losses) of joint ventures		6,565	(249)	(2,010)	9,111
Segment EBITDA		0		0
Depreciation and amortization		(2,647)	(8)	(7,912)	(23)
Operating income (loss)		20,253	7,537	37,818	31,286
Gain (loss) on derivative instruments		517	354	1,178	467
Other financial income (expense), net		(6,869)	(2,597)	(21,125)	(7,288)
Income (loss) before tax		13,901	5,294	17,871	24,465
Income tax expense		(476)	(109)	(1,426)	(261)
Net income (loss)		13,425	5,185	16,445	24,204
Vessels, net of accumulated depreciation		345,212		345,212		$ 353,078
Net investment in direct financing lease		290,935		290,935		293,303
Goodwill		251		251		251
Advances to joint ventures		8,761		8,761		13,991
Total assets		727,687		727,687		763,743
Accumulated losses of joint ventures		44,517		44,517		42,507
Expenditures for newbuildings, vessels & equipment		537		537		955
Expenditures for drydocking		0		0		0
Principal repayment direct financing lease		2,367		2,367		2,919
Amortization of above market contract		604	0	1,800	0	605
Majority Held FSRUs [Member]
Time charter revenues		23,345	11,462	67,799	34,039
Total revenues		23,345	11,462	67,799	34,039
Operating expenses		(5,338)	(2,290)	(15,044)	(7,384)
Construction contract expenses				(315)
Equity in earnings (losses) of joint ventures		0	0	0	0
Segment EBITDA		18,007	9,172	52,440	26,655
Depreciation and amortization		(2,647)	(8)	(7,912)	(23)
Operating income (loss)		15,360	9,164	44,528	26,632
Gain (loss) on derivative instruments		517	354	1,178	467
Other financial income (expense), net		(5,748)	(4,702)	(17,969)	(13,643)
Income (loss) before tax		10,129	4,816	27,737	13,456
Income tax expense		(474)	(109)	(1,421)	(261)
Net income (loss)		9,655	4,707	26,316	13,195
Vessels, net of accumulated depreciation		345,212		345,212		353,078
Net investment in direct financing lease		290,935		290,935		293,303
Goodwill		251		251		251
Advances to joint ventures		0		0		0
Total assets		705,592		705,592		736,108
Accumulated losses of joint ventures		0		0		0
Expenditures for newbuildings, vessels & equipment		537		537		955
Expenditures for drydocking		0		0		0
Principal repayment direct financing lease		2,367		2,367		2,919
Amortization of above market contract				1,800		605
Joint Venture FSRUs (proportional consolidation) [Member]
Time charter revenues		10,937	10,590	32,054	31,899
Total revenues		10,937	10,590	32,054	31,899
Operating expenses		(2,379)	(2,245)	(6,480)	(7,537)
Construction contract expenses				0
Equity in earnings (losses) of joint ventures		0	0	0	0
Segment EBITDA		8,558	8,345	25,574	24,362
Depreciation and amortization		(2,378)	(2,456)	(7,131)	(6,941)
Operating income (loss)		6,181	5,889	18,443	17,421
Gain (loss) on derivative instruments		4,139	(2,109)	(9,028)	3,830
Other financial income (expense), net		(3,755)	(4,029)	(11,425)	(12,140)
Income (loss) before tax		6,565	(249)	(2,010)	9,111
Income tax expense		0	0	0	0
Net income (loss)		6,565	(249)	(2,010)	9,111
Vessels, net of accumulated depreciation		276,647		276,647		283,539
Net investment in direct financing lease		0		0		0
Goodwill		0		0		0
Advances to joint ventures		0		0		0
Total assets		296,425		296,425		303,390
Accumulated losses of joint ventures		0		0		0
Expenditures for newbuildings, vessels & equipment		104		104		11,431
Expenditures for drydocking		135		135		1,664
Principal repayment direct financing lease		0		0		0
Amortization of above market contract				0		0
Other [Member]
Time charter revenues		0	0	0	0
Total revenues		0	0	0	0
Operating expenses		(1,672)	(1,378)	(4,700)	(4,457)
Construction contract expenses				0
Equity in earnings (losses) of joint ventures		0	0	0	0
Segment EBITDA		(1,672)	(1,378)	(4,700)	(4,457)
Depreciation and amortization		0	0	0	0
Operating income (loss)		(1,672)	(1,378)	(4,700)	(4,457)
Gain (loss) on derivative instruments		0	0	0	0
Other financial income (expense), net		(1,121)	2,105	(3,156)	6,355
Income (loss) before tax		(2,793)	727	(7,856)	1,898
Income tax expense		(2)	0	(5)	0
Net income (loss)		(2,795)	727	(7,861)	1,898
Vessels, net of accumulated depreciation		0		0		0
Net investment in direct financing lease		0		0		0
Goodwill		0		0		0
Advances to joint ventures		8,761		8,761		13,991
Total assets		22,095		22,095		27,635
Accumulated losses of joint ventures		50		50		50
Expenditures for newbuildings, vessels & equipment		0		0		0
Expenditures for drydocking		0		0		0
Principal repayment direct financing lease		0		0		0
Amortization of above market contract				0		0
Operating Segments [Member]
Time charter revenues		34,282	22,052	99,853	65,938
Total revenues		34,282	22,052	99,853	65,938
Operating expenses		(9,389)	(5,913)	(26,224)	(19,378)
Construction contract expenses				(315)
Equity in earnings (losses) of joint ventures		0	0	0	0
Segment EBITDA		24,893	16,139	73,314	46,560
Depreciation and amortization		(5,025)	(2,464)	(15,043)	(6,964)
Operating income (loss)		19,868	13,675	58,271	39,596
Gain (loss) on derivative instruments		4,656	(1,755)	(7,850)	4,297
Other financial income (expense), net		(10,624)	(6,626)	(32,550)	(19,428)
Income (loss) before tax		13,901	5,294	17,871	24,465
Income tax expense		(476)	(109)	(1,426)	(261)
Net income (loss)		13,425	5,185	16,445	24,204
Vessels, net of accumulated depreciation		621,859		621,859		636,617
Net investment in direct financing lease		290,935		290,935		293,303
Goodwill		251		251		251
Advances to joint ventures		8,761		8,761		13,991
Total assets		1,024,112		1,024,112		1,067,133
Accumulated losses of joint ventures		50		50		50
Expenditures for newbuildings, vessels & equipment		641		641		12,386
Expenditures for drydocking		135		135		1,664
Principal repayment direct financing lease		2,367		2,367		2,919
Amortization of above market contract				1,800		605
Eliminations [Member]
Time charter revenues	[1]	(10,937)	(10,590)	(32,054)	(31,899)
Total revenues
Operating expenses	[1]	2,379	2,245	6,480	7,537
Construction contract expenses
Equity in earnings (losses) of joint ventures	[1]	6,565	(249)	(2,010)	9,111
Segment EBITDA
Depreciation and amortization	[1]	2,378	2,456	7,131	6,941
Operating income (loss)
Gain (loss) on derivative instruments	[1]	(4,139)	2,109	9,028	(3,830)
Other financial income (expense), net	[1]	3,755	4,029	11,425	12,140
Income (loss) before tax	[1]	0	0	0	0
Income tax expense	[1]	0	0	0	0
Net income (loss)	[1]	0	$ 0	0	$ 0
Vessels, net of accumulated depreciation	[1]	(276,647)		(276,647)		(283,539)
Net investment in direct financing lease	[1]	0		0		0
Goodwill	[1]	0		0		0
Advances to joint ventures	[1]	0		0		0
Total assets	[1]	(296,425)		(296,425)		(303,390)
Accumulated losses of joint ventures	[1]	(44,567)		(44,567)		(42,557)
Expenditures for newbuildings, vessels & equipment	[1]	(104)		(104)		(11,431)
Expenditures for drydocking	[1]	(135)		(135)		(1,664)
Principal repayment direct financing lease	[1]	$ 0		0		0
Amortization of above market contract				$ 0		$ 0

[1]	Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.